Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholder Equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2020	$ 352	$ 418,181	$ (729)	$ (15,636)	$ (81,833)		$ 320,335
Balance (in shares) at Dec. 31, 2020	33,186
Issue of common stock	$ 12	5,308					5,320
Issue of common stock (in shares)	1,177
Share-based compensation		2,613					2,613
Changes in unrealized gain on cash flow hedges			1,773				1,773
Preferred stock dividend					(1,254)		(1,254)
Net Income (Loss)					(36,832)		(36,832)
Net income attributable to common stockholders							(38,086)
Balance at Dec. 31, 2021	$ 364	426,102	1,044	(15,636)	(119,920)		291,954
Balance (in shares) at Dec. 31, 2021	34,363
Redeemable Preferred Stock
Issue of redeemable preferred stock, net of issuance costs						$ 37,043
Issue of redeemable preferred stock, net of issuance costs (in shares)						40
Balance at Dec. 31, 2021						$ 37,043
Balance (in shares) at Dec. 31, 2021						40
Issue of redeemable preferred stock, net of issuance costs	$ 14	(14)
Issue of common stock (in shares)	1,419
Share-based compensation		3,057					3,057
Changes in unrealized gain on cash flow hedges			424				424
Net proceeds from equity offering (in shares)	4,844
Net proceeds from equity offering	$ 48	38,861					38,909
Preferred stock dividend					(3,400)		(3,400)
Net Income (Loss)					138,454		138,454
Net income attributable to common stockholders							135,054
Balance at Dec. 31, 2022	$ 426	468,006	1,468	(15,636)	15,135		$ 469,399
Balance (in shares) at Dec. 31, 2022	40,626						40,626,583
Balance at Dec. 31, 2022						$ 37,043	$ 37,043
Balance (in shares) at Dec. 31, 2022						40
Issue of common stock	$ 7	(7)
Issue of common stock (in shares)	678
Share-based compensation		3,217					3,217
Changes in unrealized gain on cash flow hedges			$ (1,468)				(1,468)
Preferred stock dividend					(3,400)		(3,400)
Common stock dividends					(47,154)		(47,154)
Net Income (Loss)					116,808		116,808
Net income attributable to common stockholders							113,408
Balance at Dec. 31, 2023	$ 433	$ 471,216		$ (15,636)	$ 81,388		$ 537,401
Balance (in shares) at Dec. 31, 2023	41,304						41,304,649
Balance at Dec. 31, 2023						$ 37,043	$ 37,043
Balance (in shares) at Dec. 31, 2023						40